Relationships with Related Parties - Schedule of Amounts Payable to Related Parties (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of amount payables to related parties [Line Items]
Amounts Payable	€ 1,523	€ 1,304	€ 1,102
Directors Fees [member]
Disclosure of amount payables to related parties [Line Items]
Amounts Payable	432	195	195
Compensation [member]
Disclosure of amount payables to related parties [Line Items]
Amounts Payable	689	767	674
Pension obligation [member]
Disclosure of amount payables to related parties [Line Items]
Amounts Payable	€ 402	€ 342	€ 233